Filed Pursuant to Rule 497(e)

File No. 333-199018

CORPORATE CAPITAL TRUST II

Supplement Dated December 11, 2017

to

Prospectus Dated May 1, 2017

This supplement contains information that supplements and amends, is a part of, and should be read in conjunction with the prospectus of Corporate Capital Trust II dated May 1, 2017, as supplemented and amended (the “Prospectus”). The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov, or by calling (866) 650-0650. Capitalized terms used in this supplement shall have the same meaning as in the Prospectus, unless otherwise stated herein.

Before investing in shares of our common stock, you should read the entire Prospectus and this supplement, and consider carefully our investment objectives, risks, charges and expenses. You should also carefully consider the information disclosed in the section of the Prospectus captioned “Risk Factors” before you decide to invest in our common stock.

This supplement amends the Prospectus as follows:

RECENT EVENTS

On December 11, 2017, we filed a Current Report on Form 8-K (the “Form 8-K”) with the Securities and Exchange Commission. The Form 8-K, excluding the exhibits thereto, is attached to this supplement as Annex A, and incorporated herein by reference.

Annex A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 8-K

CURRENT REPORT

Pursuant to Section 13 or 15(d)

of the Securities Exchange Act of 1934

Date of Report (Date of Earliest Event Reported): December 10, 2017

CORPORATE CAPITAL TRUST II

(Exact name of registrant as specified in its charter)

DELAWARE	814-01108	47-1595504
(State or Other Jurisdiction of Incorporation or Organization)	(Commission File Number)	(IRS Employer Identification Number)

CNL Center at City Commons

450 South Orange Avenue

Orlando, Florida 32801

(Address of Principal Executive Offices; Zip Code)

Registrant’s telephone number, including area code: (866) 745-3797

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)
☑	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)
☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))
☐	Pre-commencement communications pursuant to Rule 13e-4 (c) under the Exchange Act (17 CFR 240.13e-4(c))

Indicate by check mark whether the Registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter).

Emerging growth company ☐

If an emerging growth company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Item 8.01 Other Events.

Corporate Capital Trust II (the “Company”) currently receives investment advisory and administrative services from CNL Fund Advisors II, LLC (“CNL”), the Company’s investment adviser, pursuant to the Investment Advisory Agreement, dated as of September 24, 2015, by and between the Company and CNL (the “Current Investment Advisory Agreement”) and the Administrative Services Agreement, dated as of September 24, 2015, by and between the Company and CNL (the “Current Administrative Services Agreement”). KKR Credit Advisors (US) LLC (”KKR Credit”), an affiliate of KKR & Co. L.P. (“KKR & Co.”), currently serves as the Company’s investment sub-adviser pursuant to the Investment Sub-Advisory Agreement, dated as of September 24, 2015, by and among KKR Credit, CNL and the Company (the “Current Investment Sub-Advisory Agreement”).

On December 11, 2017, the Company issued a press release announcing that, in connection with the proposed transaction as described herein and other changes set forth herein, the Company intends to suspend its continuous public offering of its common shares of beneficial interest, to be effective as of January 10, 2018. A copy of the press release is attached to this report as Exhibit 99.1 and is incorporated herein by reference.

Also on December 11, 2017, KKR & Co., an alternative investment manager, and Franklin Square Holdings, L.P. (“FS Investments”) issued a joint press release announcing, among other things, that KKR & Co. has agreed to propose to the Board of Trustees of the Company (the “Board”) a transition of the Company’s investment advisory services to a new joint investment advisory relationship, as described in further detail below. A copy of the press release is attached to this report as Exhibit 99.2 and is incorporated herein by reference.

Transition of Investment Advisory Services

Assuming the proposal by KKR & Co. is approved by the Board and the Company’s shareholders, the Company would transition the Company’s investment advisory services to a new joint adviser entity (the “Joint Advisor”) that will be jointly operated by KKR Credit, the Company’s current sub-adviser, and an entity formed by FS Investments or one of its affiliates (the “Transition”). Following the Transition, the Company’s Current Investment Advisory Agreement with CNL, Current Sub-Advisory Agreement and the Current Administrative Services Agreement would terminate (the date of such terminations, the “CNL End Date”).

Approval of Investment Advisory Agreements

In connection with the Transition, KKR Credit and FS Investments intend to seek the prompt approval of the Company’s board of trustees (the “Board”), including a majority of the members of the Board who are not parties to the applicable investment advisory agreement described below or “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of any such party (“Independent Trustees”), of (i) investment advisory agreements by and between the Company and each of KKR Credit and an affiliate of FS Investments (“FS Adviser”) (such agreements, the “Investment Co-Advisory Agreements”), (ii) an investment advisory agreement by and between the Company and the Joint Advisor (the “Joint Advisor Investment Advisory Agreement” and together with the Investment Co-Advisory Agreements, the “Proposed Advisory Agreements”), (iii) interim investment advisory agreements that meet the applicable requirements of Rule 15a-4 of the 1940 Act by and between the Company and KKR Credit, and by and among the Company, KKR Credit and FS Adviser (the “Interim Investment Advisory Agreements”) (iv) administrative services agreements by and between the Company and each of KKR Credit and FS Adviser and (v) an administrative services agreement by and between the Company and the Joint Advisor. If the Proposed Advisory Agreements are approved by the Board, the Company will seek shareholder approval to enter into the Proposed Advisory Agreements, subject to the terms and conditions set forth below and the definitive agreement entered into among KKR Credit, FS Investments and certain affiliates of FS Investments.

If the Board and shareholders of the Company approve the Joint Advisor Investment Advisory Agreement, then the Joint Advisor would serve as investment adviser to the Company pursuant to the Joint Advisor Investment Advisory Agreement from and after the Joint Advisor Effective Date (as defined herein). The “Joint Advisor Effective Date” means such date that (i) the shareholders of the Company and certain business development companies (“BDCs”) sponsored by FS Investments, specifically, FS Investment Corporation (“FSIC”), FS Investment Corporation II (“FSIC II”), FS Investment Corporation III (“FSIC III”) and FS Investment Corporation IV (“FSIC IV” and together with FSIC, FSIC II and FSIC III, the “FSIC Funds”), and the shareholders of a BDC currently advised by KKR Credit, specifically, Corporate Capital Trust, Inc. (“CCT” and together with the Company, the “CCT Funds” and collectively with the FSIC Funds, the “Funds”), approve their respective investment advisory agreements with the Joint Advisor, and (ii) Exemptive Relief (as defined herein) has been obtained.

If the shareholders of the Company approve the Investment Co-Advisory Agreements, KKR Credit and FS Adviser would serve as investment co-advisers to the Company pursuant to the Investment Co-Advisory Agreements from the later of the date of such approval and the Closing Date (as defined herein) until the Joint Advisor Effective Date. The “Closing Date” means the first day of the month immediately following the month in which the last of the following occurs: (i) the stockholders of FSIC II approve (a) an investment advisory and administrative services agreement with the Joint Advisor and (b) investment advisory and administrative services agreements with each of FSIC II Advisor, LLC, the current investment adviser to FSIC II (“FSIC II Advisor”), and KKR Credit and (ii) either (a) the stockholders of FSIC approve (1) an investment advisory agreement with the Joint Advisor and (2) investment advisory agreements with each of FB Income Advisor, LLC, the current investment adviser to FSIC (“FB Income Advisor”), and KKR Credit or (b) the stockholders of FSIC III approve (1) an investment advisory and administrative services agreement with the Joint Advisor and (2) investment advisory and administrative services agreements with each of FSIC III Advisor, LLC, the current investment adviser to FSIC III (“FSIC III Advisor”), and KKR Credit.

If the Joint Advisor Effective Date occurs on the same day as the Closing Date, then the Joint Advisor would serve as investment adviser to the Company pursuant to the Joint Advisor Investment Advisory Agreement and the Investment Co-Advisory Agreements would not become effective. If the Joint Advisor Effective Date occurs after the Closing Date, then KKR Credit and FS Adviser would serve as investment co-advisers to the Company pursuant to the Investment Co-Advisory Agreements from the later of the date approval of such agreements is obtained and the Closing Date until the Joint Advisor Effective Date, and the Investment Co-Advisory Agreements would automatically terminate upon the effectiveness of the Joint Advisor Investment Advisory Agreement.

Accordingly, in order for KKR Credit and FS Adviser to serve as investment co-advisers to the Company pursuant to the Investment Co-Advisory Agreements, both the Board and shareholders of the Company must approve the Investment Co-Advisory Agreements and the other conditions to the Closing Date must be satisfied or (to the extent permitted) waived, and in order for the Joint Advisor to serve as investment adviser to the Company pursuant to the Joint Advisor Investment Advisory Agreement, both the Board and the shareholders of the Company must approve the Joint Advisor Investment Advisory Agreement, and the other conditions to the Joint Advisor Effective Date must be satisfied or (to the extent permitted) waived.

KKR Credit and FB Income Advisor, FSIC II Advisor, FSIC III Advisor and FSIC IV Advisor, LLC, the current investment adviser to FSIC IV (collectively, the “FS Advisor Entities”) have agreed to coordinate their activities during the period in which the Investment Co-Advisory Agreements and the Joint Advisor Investment Advisory Agreement would be in effect to avoid duplication of efforts and ensure a balanced and effective allocation of responsibilities and net fee revenue earned by KKR Credit, the FS Advisor Entities and the Joint Advisor, and efficiency in the provision of the required services to the Company thereunder. In addition, KKR Credit and the FS Advisor Entities anticipate that in the event the Closing Date occurs prior to the approval of the Investment Co-Advisory Agreements or the Joint Advisor Investment Advisory Agreement, then the Company may, subject to approval of the Board, enter into the Interim Investment Advisory Agreements.

Fees Under the Proposed Advisory Agreements

The Proposed Advisory Agreements include a reduction in the aggregate management fee the Company pays for advisory services from 2.00% under the Current Investment Advisory Agreement to 1.50%, payable monthly in arrears and calculated based on the average value of the Company’s gross assets at the end of the two most recently completed calendar months. The Proposed Advisory Agreements will also adjust the definition of gross assets to exclude cash and cash equivalents for purposes of the management fee calculation. The management fee for any partial month will be appropriately prorated. The other terms of the management fee are the same as those under the Current Investment Advisory Agreement.

Under the Proposed Advisory Agreements, if approved by the Board and the Company’s shareholders, the hurdle rate and the “catch up” feature will remain unchanged. The aggregate incentive fee will consist of two parts. The first part of the incentive fee, which is referred to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears, will equal 20.0% of the Company’s “pre-incentive fee net investment income” for the immediately preceding quarter and will be subject to a hurdle rate, expressed as a rate of return on average adjusted capital, equal to 1.75% per quarter, equal to an annualized hurdle rate of 7.0%. For purposes of the subordinated incentive fee on income, “adjusted capital” means cumulative proceeds generated from sales of the Company’s shares of common stock (including proceeds from the Company’s distribution reinvestment plan), net of sales commissions and dealer manager fees, reduced for (i) distributions paid to shareholders that represent return of capital on a tax basis and (ii) amounts paid for share repurchases pursuant to the Company’s share repurchase program. As a result, KKR Credit and FS Adviser or the Joint Advisor, as applicable, will not earn this incentive fee for any quarter until the Company’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.75%. Once the Company’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, KKR Credit and FS Adviser (in the aggregate) or the Joint Advisor, as applicable, will be entitled to a “catch-up” fee equal to the amount of the Company’s pre-incentive fee net investment income in excess of the hurdle rate, until the Company’s pre-incentive fee net investment income for such quarter equals 2.1875%, or 8.75% annually, of average adjusted capital. This “catch-up” feature will allow KKR Credit and FS Adviser or the Joint Advisor, as applicable, to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, KKR Credit and FS Adviser (in the aggregate) or the Joint Advisor, as applicable, will be entitled to receive 20.0% of the Company’s pre-incentive fee net investment income.

The second part of the incentive fee, which is referred to as the incentive fee on capital gains, will be determined and payable in arrears as of the end of each calendar year (or upon termination of the applicable Proposed Advisory Agreement). Under the Investment Co-Advisory Agreements (in the aggregate) and the Joint Advisor Investment Advisory Agreement, the fee will equal (i) 20.0% of the Company’s capital gains (i.e., the Company’s realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis), less (ii) the aggregate amount of any previously paid incentive fees on capital gains. The Company will accrue for the incentive fee on capital gains, which, if earned, will be paid annually. The Company will accrue for the incentive fee on capital gains based on net realized and unrealized gains; however, under the terms of the applicable Proposed Advisory Agreement, the fee payable to KKR Credit and FS Adviser or the Joint Advisor, as applicable, will be based on realized gains and no such fee will be payable with respect to unrealized gains unless and until such gains are actually realized.

Exemptive Relief

Concurrently with the Company’s anticipated efforts to obtain shareholder approval of the Proposed Advisory Agreements, KKR Credit intends to seek exemptive relief in the form of either interpretive guidance from the U.S. Securities and Exchange Commission (the “SEC”) confirming that KKR Credit’s current co-investment exemptive relief order will extend to the FSIC Funds or a new co-investment exemptive relief order issued by the SEC to KKR Credit that will cover the FSIC Funds (the “Exemptive Relief”), in each case that would permit the FSIC Funds, together with the Company and CCT, following the effectiveness of the Joint Advisor Investment Advisory Agreement, to co-invest in privately negotiated investment transactions with certain accounts managed by KKR Credit.

Changes to the Board

On the date that is the later of the Closing Date and the date on which the stockholders of the Company approve either or both of the Investment Co-Advisory Agreements and the Joint Advisor Investment Advisory Agreement (such applicable date, the “Board Appointment Date”), then, subject to nomination by and approval of the Board, KKR Credit and the FS Advisor Entities (acting collectively) have agreed that they will each be entitled to recommend the appointment of one “interested” trustee to the Board, to the extent that the applicable party does not have an appointee on the Board at such time. KKR Credit currently has one appointee, Todd C. Builione, serving as an “interested” trustee to the Board. In addition, the FS Advisor Entities (acting collectively) will be entitled to recommend, subject to approval by the Board, the appointment of one “independent” trustee to the Board on the Board Appointment Date. Recommendations for the appointment of directors to the Board will be considered and evaluated by the nominating and governance committee of the Board pursuant to the procedures set forth in such committee’s charter.

Other Matters

The Company and KKR Credit contemplate potentially entering into additional ancillary agreements in connection with the Transition and the other transactions discussed in this report.

KKR Credit and FS Investments intend to evaluate the possibility of merging one or more of the Funds, which would be subject to board and stockholder approvals. However, there can be no assurance that any merger will be consummated at all.

The foregoing descriptions of the new joint advisory relationship and related agreements and transactions are qualified in their entirety by the terms and conditions of the applicable definitive agreements. Additional information about the agreements and transactions discussed in this report or otherwise under consideration by KKR Credit, FS Investments, the Company, CCT, and the FSIC Funds may be found in the reports filed from time to time by these companies and their affiliates with the SEC.

Additional Information and Where to Find It

This communication relates to the Proposed Advisory Agreements for the Company (the “Proposals”). In connection with the Proposals, subject to any necessary approvals, the Company intends to file relevant materials with the SEC, including a proxy statement on Schedule 14A (“Proxy Statement”). SHAREHOLDERS OF THE COMPANY ARE URGED TO READ ALL RELEVANT DOCUMENTS FILED WITH THE SEC, INCLUDING ANY PROXY STATEMENT, BECAUSE THEY WILL CONTAIN IMPORTANT INFORMATION ABOUT THE PROPOSALS. Investors and security holders will be able to obtain the documents filed by the Company with the SEC free of charge at the SEC's website, http://www.sec.gov and from the Company’s website at www.corporatecapitaltrustii.com.

Participants in the Solicitations

The CCT Funds and their respective directors, trustees, executive officers and certain other members of management and employees, including employees of KKR Credit and FS Investments and their respective affiliates, may be deemed to be participants in the solicitation of proxies from the shareholders of the CCT Funds in connection with the Proposals. Information regarding the persons who may, under the rules of the SEC, be considered participants in the solicitation of the CCT Funds’ shareholders in connection with the Proposals will be contained in the Proxy Statements when such documents become available. These documents may be obtained free of charge from the sources indicated above.

Cautionary Statement Concerning Forward-Looking Statements

Statements contained in this Current Report on Form 8-K that are not statements of historical or current fact may constitute forward-looking statements within the meaning of the Federal Private Securities Litigation Reform Act of 1995. Forward-looking statements reflect management’s current understandings, intentions, beliefs, plans, expectations, assumptions and/or predictions regarding the future of the Company’s business and its performance, the economy, and other future conditions and forecasts of future events, and circumstances. Forward-looking statements are typically identified by words such as “believes,” “expects,” “anticipates,” “intends,” “estimates,” “plans,” “continues,” “pro forma,” “may,” “will,” “seeks,” “should” and “could,” and words and terms of similar substance in connection with discussions of future events or the future performance or operations of the Company, KKR & Co., KKR Credit, CCT, CNL, FS Investments, the FS Advisor Entities and certain business development companies sponsored by FS Investments and other matters. The Company’s forward-looking statements are not guarantees of future performance and the Company’s actual results could differ materially from those set forth in the forward-looking statements. As with any projection or forecast, forward-looking statements are necessarily dependent on assumptions, data and/or methods that may be incorrect or imprecise, and may not be realized. While the Company believes that the current expectations reflected in its forward-looking statements are based upon reasonable assumptions, such statements are inherently susceptible to a variety of risks, uncertainties, changes in circumstances and other factors, many of which are beyond the Company’s ability to control or accurately predict. Given these uncertainties, the Company cautions investors and potential investors not to place undue reliance on such statements.

Forward-looking statements speak only as of the date on which they are made; and the Company undertakes no obligation, and expressly disclaims any obligation, to publicly release the results of any revisions to its forward-looking statements made to reflect future events or circumstances, new information, changed assumptions, the occurrence of unanticipated subsequent events, or changes to future operating results over time, except as otherwise required by law.

The Company’s forward-looking statements and projections are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended.

Item 9.01.	Financial Statements and Exhibits.

(d)        Exhibits

99.1       Press Release, dated December 11, 2017

99.2       Press Release, dated December 11, 2017

99.3       Slide Presentation

99.4       E-Mail to Financial Advisors

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Registrant has duly caused this Current Report on Form 8-K to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 11, 2017		CORPORATE CAPITAL TRUST II a Delaware statutory trust

	By:	/s/ Chirag J. Bhavsar
Chirag J. Bhavsar Chief Executive Officer, Chief Financial Officer and Chief Operating Officer